Retirement Benefit Arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Incurred expense for defined contribution arrangements	$ 13,000	$ 13,000	$ 13,000
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period	4 years
Zurich Plan
Additional information:
Unfunded pension obligation	$ (9,538)	(32,636)	(62,050)
Amounts recognized in AOCI	6,000	(7,000)
Unfunded pension obligation, tax impact	1,000	2,000
Net periodic benefit cost	1,000	$ 8,000	5,000
Expected employer contributions in 2023	$ 8,000
Coverage ration on partially insured pension scheme	101.00%	115.00%
Actual return on plan assets	$ (14,936)	$ 6,847	$ 3,000
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	(33,393)	(39,192)
Foreign currency adjustments	(3,736)	(8,735)
Foreign currency adjustments	(2,233)	(6,375)
Employer contributions	7,658	8,035
Change in fair value of plan assets	(10,295)	(9,778)
Settlements	0	20,682
Settlements	0	20,682
Zurich Plan | Significant other observable inputs (Level 2) | Insured funds
Additional information:
Fair value of plan assets at end of year	$ 159,989	$ 170,284